Annual Total Returns [BarChart] - FEDFUND - Institutional Shares	Dec. 15, 2020
Bar Chart Table:
Annual Return 2010	0.07%
Annual Return 2011	0.02%
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.03%
Annual Return 2016	0.28%
Annual Return 2017	0.77%
Annual Return 2018	1.73%
Annual Return 2019	2.10%